Other reserve	12 Months Ended
Dec. 31, 2025
Other reserve
Other reserve

30.Other reserve

		Other comprehensive income reserve
		Cumulative	Re-measurement
	Share	translation	of defined	Other
(Euro thousands)	premium	adjustment	benefit plans	reserves	Total
Balance at January 1, 2023	743,501	(716)	675	19,501	762,961
Repurchase of Ordinary Shares	(25,023)	—	—	—	(25,023)
Issuance of Ordinary Shares	65,405	—	—	—	65,405
Employee share-based compensation	—	—	—	2,749	2,749
Changes in ownership interest in a subsidiary without change of control	—	—	—	(1,987)	(1,987)
Currency translation differences	—	3,333	—	—	3,333
Actuarial reserve relating to employee benefit	—	—	(761)	—	(761)

Balance at December 31, 2023	783,883	2,617	(86)	20,263	806,677
Repurchase of ordinary shares	(18,829)	—	—	—	(18,829)
Employee share-based compensation	—	—	—	551	551
Currency translation differences	—	(8,007)	—	—	(8,007)
Actuarial reserve relating to employee benefit	—	—	45	—	45
Others	—	—	—	(1,081)	(1,081)

Balance at December 31, 2024	765,054	(5,390)	(41)	19,733	779,356
Repurchase of ordinary shares	(47,245)	—	—	—	(47,245)
Employee share-based compensation	—	—	—	184	184
Changes in ownership interest in a subsidiary without change of control(1)	—	—	—	(18,580)	(18,580)
Currency translation differences	—	13,497	—	—	13,497
Actuarial reserve relating to employee benefit	—	—	335	—	335
Balance at December 31, 2025	717,809	8,107	294	1,337	727,547

Other comprehensive income reserve includes the following:

●	a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;
●	gains and losses on the re-measurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;
(1)

Wolford AG carried out a capital increase in 2025. A total of 5,214,781 new shares with a value of €25,031 thousand were issued. Approximately 99.9% of the new shares (5,208,509 shares) were allocated to FFG Wisdom (Luxembourg) S.à r.l. As a result, the Group’s shareholding increased from 61.02% to 74.65% (Note 3.4), and a corresponding change in other reserves.